LMCG Global MultiCap Fund
LMCG Global MultiCap Fund
Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing the changes in the performance for the past year and how the Fund's average annual returns for one year and since inception periods compare with a broad measure of market performance. The bar chart below shows the performance of the Institutional Class for the calendar years ended December 31, 2014 and 2015. Updated performance information is available at www.lmcgfunds.com or by calling (877) 591-4667 (toll free).

Performance information represents only past performance and does not necessarily indicate future results.

Annual Returns as of December 31

(1)Investor Shares commenced operations on December 18, 2014. Performance for the since inception period is a blended average annual return which include the returns of Institutional Shares (inception date September 11, 2013) prior to the commencement of operations of Investor Shares.

The calendar year-to-date total return as of June 30, 2016 was 0.00%.

During the period shown, the highest return for a quarter was 4.35% for the quarter ended June 30, 2014, and the lowest return was -8.83% for the quarter ended September 30, 2015.

Average Annual Total Returns (For the periods ended December 31, 2015)
Average Annual Returns - LMCG Global MultiCap Fund	Label	1 Year	Since Inception		Inception Date
Investor Shares	Investor Shares - Return Before Taxes	(1.61%)	3.75%	[1]	Dec. 18, 2014
Institutional Shares	Institutional Shares - Return Before Taxes	(1.41%)	3.85%		Sep. 11, 2013
After Taxes on Distributions | Institutional Shares	Institutional Shares - Return After Taxes on Distributions	(2.05%)	3.21%
After Taxes on Distributions and Sale of Fund Shares | Institutional Shares	Institutional Shares - Return After Taxes on Distributions and Sale of Fund Shares	(0.27%)	2.86%
MSCI All Country World IMI Index (reflects no deduction for fees, expenses or taxes except foreign withholding taxes; assumes reinvestment of dividends)	MSCI All Country World IMI Index (reflects no deduction for fees, expenses or taxes except foreign withholding taxes; assumes reinvestment of dividends)	(2.19%)	4.09%
[1]	Investor Shares commenced operations on December 18, 2014. Performance for the since inception period is a blended average annual return which include the returns of Institutional Shares (inception date September 11, 2013) prior to the commencement of operations of Investor Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.